Inventories - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Purchased parts & materials	$ 2,034	$ 5,463
Work-in-progress	199	0
Finished goods	804	1,205
Inventory Net	$ 3,037	$ 6,668